WHITE OAK SELECT GROWTH FUND
WHITE OAK SELECT GROWTH FUND SUMMARY
Investment Goal
The Fund seeks long-term capital growth.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WHITE OAK SELECT GROWTH FUND WHITE OAK SELECT GROWTH FUND SHARES
Management Fees	0.74%
Other Expenses	0.23%	[1]
Total Annual Fund Operating Expenses	0.97%
Less Fee Waivers and Expense Reimbursements	none	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.97%
[1]	Other expenses have been restated to reflect the effect of a reduction to the Fund's administration expenses. Actual Other Expenses for the Fund's most recent fiscal year ended October 31, 2017 were 0.24%.
[2]	Oak Associates, ltd. (the "Adviser") has contractually agreed for a period of one year from the date of this Prospectus to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any, to an annual rate of not more than 1.25% of average daily net assets. This contractual fee waiver may only be terminated subject to approval by the Board of Trustees of the Trust.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
WHITE OAK SELECT GROWTH FUND | WHITE OAK SELECT GROWTH FUND SHARES | USD ($)	99	309	536	1,190

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategy of the Fund

The Fund invests primarily in common stocks of established U.S. companies with large market capitalization (equity market capitalization of more than $5 billion). In selecting investments for the Fund, the Adviser chooses stocks of companies which it believes have above-average growth potential at attractive prices. The Adviser’s investment process begins with a top-down analysis of sectors and industries that it believes have the best potential for long-term growth based on an overall analysis of the macroeconomic environment. It then searches for the most attractive opportunities within those areas, based on a qualitative and quantitative analysis. The Adviser’s investment strategy often involves overweighting the Fund’s position in the sectors and industries which it believes hold the most growth potential relative to the weightings such sectors and industries represent in the Fund’s benchmark. The Fund invests primarily in common stocks of U.S. companies, but may, to a lesser extent, invest in common stocks of foreign companies and American Depositary Receipts (“ADRs”) that meet the investment criteria of the Fund.

The Adviser purchases companies for the long-term, and seeks to keep the Fund’s portfolio turnover to a minimum relative to its peers. The Adviser may sell a security if the reason for its original purchase changes or when it believes better opportunities are available.

The Fund has adopted a policy that it will invest at least 80% of its net assets, under normal circumstances, in equity securities. This policy may be changed by the Fund upon 60 days’ notice to shareholders.

Principal Risks of Investing in the Fund

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Foreign Securities Risk: The Fund is subject to the risk that investing in securities of foreign (non-U.S.) companies may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.

Growth Investing Risk: The Fund is subject to the risk that its growth-oriented style of investing may underperform other investment styles or the equity markets as a whole. A principal risk of growth investing is that prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

Investment Focus Risk: Although the Fund is diversified, because the Fund may invest a significant portion of its assets in the sectors and industries which it believes hold the most growth potential, poor performance or adverse economic events affecting one or more of these overweighted sectors or industries could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: Management risk is the risk that a strategy used by the Adviser may fail to produce the intended results.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.oakfunds.com or by calling 1-888-462-5386.

The bar chart shows changes in the Fund’s performance from calendar year to calendar year.

BEST QUARTER	WORST QUARTER
20.00%	(25.58%)
6/30/2009	12/31/2008

Average Annual Total Returns
This table compares the Fund’s average annual total returns for the periods ended December 31, 2017 to those of the S&P 500® Total Return Index.
Average Annual Total Returns - WHITE OAK SELECT GROWTH FUND		1 Year	5 Years	10 Years
WHITE OAK SELECT GROWTH FUND SHARES		19.76%	15.48%	9.25%
WHITE OAK SELECT GROWTH FUND SHARES | After Taxes on Distributions	[1]	19.58%	15.24%	9.13%
WHITE OAK SELECT GROWTH FUND SHARES | After Taxes on Distributions and Sales	[1]	11.34%	12.46%	7.59%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)		21.83%	15.79%	8.50%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund’s inception date is 8/3/92.
PIN OAK EQUITY FUND
PIN OAK EQUITY FUND SUMMARY
Investment Goal
The Fund seeks long-term capital growth.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PIN OAK EQUITY FUND PIN OAK EQUITY FUND SHARES
Management Fees	0.74%
Other Expenses	0.23%	[1]
Total Annual Fund Operating Expenses	0.97%	[1]
Less Fee Waivers and Expense Reimbursements	none	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.97%
[1]	Other expenses have been restated to reflect the effect of a reduction to the Fund's administration expenses. Actual Other Expenses for the Fund's most recent fiscal year ended October 31, 2017 were 0.24%.
[2]	Oak Associates, ltd. (the "Adviser") has contractually agreed for a period of one year from the date of this Prospectus to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any, to an annual rate of not more than 1.25% of average daily net assets. This contractual fee waiver may only be terminated subject to approval by the Board of Trustees of the Trust.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
PIN OAK EQUITY FUND | PIN OAK EQUITY FUND SHARES | USD ($)	99	309	536	1,190

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategy of the Fund

The Fund invests primarily in common stocks of U.S. companies that the Adviser believes possess prospects for growth that are underappreciated by the market. The Adviser generally does not base stock selections on a company’s size, but rather on assessment of its fundamental outlook. As a result, the Fund may own stocks of smaller-capitalization companies. The Fund invests primarily in common stocks of U.S. companies, but may, to a lesser extent, invest in common stocks of foreign companies and American Depositary Receipts (“ADRs”) that meet the investment criteria of the Fund. The Adviser’s investment process begins with an analysis of the economy and various macroeconomic factors, followed by an evaluation of sectors and industries. It then focuses on the most attractive companies in these areas based on qualitative and quantitative factors. The Adviser’s investment strategy often involves overweighting the Fund’s position in the sectors and industries the Adviser believes offer the best risk-reward; this can result in significant differences in weightings between the Fund and its benchmark.

The Adviser invests with a long-term focus and seeks to keep the Fund’s portfolio turnover to a minimum relative to its peers. The Adviser may sell a security if the reason for its original purchase changes or when it believes better opportunities are available.

The Fund has adopted a policy that it will invest at least 80% of its net assets, under normal circumstances, in equity securities. This policy may be changed by the Fund upon 60 days’ notice to shareholders.

Principal Risks of Investing in the Fund

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Foreign Securities Risk: The Fund is subject to the risk that investing in securities of foreign (non-U.S.) companies may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.

Investment Focus Risk: Although the Fund is diversified, because the Fund may invest a significant portion of its assets in the sectors and industries which it believes offer the best risk-reward, poor performance or adverse economic events affecting one or more of these overweighted sectors or industries could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: Management risk is the risk that a strategy used by the Adviser may fail to produce the intended results.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk: Mid cap risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Small Cap Risk: Small cap companies may be more vulnerable than large cap and mid cap companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.oakfunds.com or by calling 1-888-462-5386.

The bar chart shows changes in the Fund’s performance from calendar year to calendar year.

BEST QUARTER	WORST QUARTER
30.13%	(28.53%)
6/30/2009	12/31/2008

Average Annual Total Returns
This table compares the Fund’s average annual total returns for the periods ended December 31, 2017 to those of the Russell 3000® Total Return Index.
Average Annual Total Returns - PIN OAK EQUITY FUND		1 Year	5 Years	10 Years
PIN OAK EQUITY FUND SHARES		15.16%	16.40%	11.27%
PIN OAK EQUITY FUND SHARES | After Taxes on Distributions	[1]	14.66%	15.88%	11.01%
PIN OAK EQUITY FUND SHARES | After Taxes on Distributions and Sales	[1]	8.97%	13.20%	9.35%
Russell 3000® Total Return Index (reflects no deduction for fees, expenses, or taxes)		21.13%	15.58%	8.60%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund’s inception date is 8/3/92.
ROCK OAK CORE GROWTH FUND
ROCK OAK CORE GROWTH FUND SUMMARY
Investment Goal
The Fund seeks long-term capital growth.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ROCK OAK CORE GROWTH FUND ROCK OAK CORE GROWTH FUND SHARES
Management Fees	0.74%
Other Expenses	0.76%	[1]
Total Annual Fund Operating Expenses	1.50%	[1]
Less Fee Waivers and Expense Reimbursements	(0.25%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.25%
[1]	Other expenses have been restated to reflect the effect of a reduction to the Fund's administration expenses. Actual Other Expenses for the Fund's most recent fiscal year ended October 31, 2017 were 0.77%.
[2]	Oak Associates, ltd. (the "Adviser") has contractually agreed for a period of one year from the date of this Prospectus to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any, to an annual rate of not more than 1.25% of average daily net assets. This contractual fee waiver may only be terminated subject to approval by the Board of Trustees of the Trust.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, that you reinvest all dividends and distributions, and that the contractual fee waiver/expense reimbursement is in place for the first year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
ROCK OAK CORE GROWTH FUND | ROCK OAK CORE GROWTH FUND SHARES | USD ($)	127	450	795	1,769

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategy of the Fund

The Fund invests primarily in common stocks of mid and large capitalization companies with equity market capitalizations of more than $5 billion that are selected for their growth potential and will generally hold between 25 and 50 common stocks. The Fund invests primarily in common stocks of U.S. companies, but may, to a lesser extent, invest in common stocks of foreign companies and American Depositary Receipts (“ADRs”).

The Adviser utilizes a combined approach of “top-down” analysis and “bottom-up” stock selection. The “top-down” approach takes into consideration such factors as long-term economic, demographic and geopolitical themes. These include such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. As a result of the “top-down” analysis, the Adviser identifies sectors, industries and companies which it believes should benefit from the overall themes that the Adviser has observed. As part of its “bottom-up” stock selection, the Adviser then looks for individual companies with earnings growth potential that should, in the Adviser’s opinion, exceed the earnings growth rate of the overall market over the long-term, and that may not be fully recognized by the market at large. In determining whether a particular company is suitable for investment, the Adviser focuses on a number of different attributes including the company’s specific market expertise or dominance, its competitive durability and pricing power, solid fundamentals, strong and ethical management, apparent commitment to shareholder interests and reasonable valuations in the context of projected growth rates. The Adviser’s investment strategy often involves overweighting the Fund’s position in the sectors and industries which it believes hold the most growth potential relative to the weightings such sectors and industries represent in the Fund’s benchmark.

The Adviser may sell a security if the reason for its original purchase changes or when it believes better opportunities are available.

Principal Risks of Investing in the Fund

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Foreign Securities Risk: The Fund is subject to the risk that investing in securities of foreign (non-U.S.) companies may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.

Growth Investing Risk: The Fund is subject to the risk that its growth-oriented style of investing may underperform other investment styles or the equity markets as a whole. A principal risk of growth investing is that prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

Investment Focus Risk: Although the Fund is diversified, because the Fund may invest a significant portion of its assets in the sectors and industries which it believes hold the most growth potential, poor performance or adverse economic events affecting one or more of these overweighted sectors or industries could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: Management risk is the risk that a strategy used by the Adviser may fail to produce the intended results.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk: Mid cap risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.oakfunds.com or by calling 1-888-462-5386.

The bar chart shows changes in the Fund’s performance from calendar year to calendar year.

BEST QUARTER	WORST QUARTER
21.57%	(24.60%)
6/30/2009	12/31/2008

Average Annual Total Returns
This table compares the Fund’s average annual total returns for the periods ended December 31, 2017 to those of the S&P 500® Total Return Index.
Average Annual Total Returns - ROCK OAK CORE GROWTH FUND		1 Year	5 Years	10 Years
ROCK OAK CORE GROWTH FUND SHARES		22.69%	13.42%	6.21%
ROCK OAK CORE GROWTH FUND SHARES | After Taxes on Distributions	[1]	21.07%	11.43%	5.26%
ROCK OAK CORE GROWTH FUND SHARES | After Taxes on Distributions and Sales	[1]	14.19%	10.33%	4.80%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)		21.83%	15.79%	8.50%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, Fund Returns After Taxes on Distributions and Sale of Fund Shares may be higher than returns before taxes because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.

The Fund’s inception date is 12/31/04.
RIVER OAK DISCOVERY FUND
RIVER OAK DISCOVERY FUND SUMMARY
Investment Goal
The Fund seeks long-term capital growth.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	RIVER OAK DISCOVERY FUND RIVER OAK DISCOVERY FUND SHARES
Management Fees	0.90%
Other Expenses	0.50%	[1]
Total Annual Fund Operating Expenses	1.40%	[1]
Less Fee Waivers and Expense Reimbursements	(0.05%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.35%
[1]	Other expenses have been restated to reflect the effect of a reduction to the Fund's administration expenses. Actual Other Expenses for the Fund's most recent fiscal year ended October 31, 2017 were 0.51%.
[2]	Oak Associates, ltd. (the "Adviser") has contractually agreed for a period of one year from the date of this Prospectus to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any, to an annual rate of not more than 1.35% of average daily net assets. This contractual fee waiver may only be terminated subject to approval by the Board of Trustees of the Trust.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, that you reinvest all dividends and distributions, and that the contractual fee waiver/expense reimbursement is in place for the first year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
RIVER OAK DISCOVERY FUND | RIVER OAK DISCOVERY FUND SHARES | USD ($)	137	438	761	1,675

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategy of the Fund

The Fund invests primarily in common stocks of U.S. companies, but may, to a lesser extent, invest in common stocks of foreign companies and American Depositary Receipts (“ADRs”). The Fund will invest in small cap companies and, to a lesser extent, in larger companies. The Fund considers small cap companies to include any company that has less than a $3 billion market capitalization at the time of acquisition.

The Adviser utilizes a combined approach of “top-down” analysis and “bottom-up” stock selection. The “top-down” approach takes into consideration such factors as long-term economic, demographic and geopolitical themes. These include such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. As a result of the “top-down” analysis, the Adviser identifies sectors, industries and companies which it believes should benefit from the overall themes that the Adviser has observed. As part of its “bottom-up” stock selection, the Adviser then looks for individual companies with earnings growth potential that should exceed the earnings growth rate of the overall market over the long-term, and that may not be fully recognized by the market at large. In determining whether a particular company is suitable for investment, the Adviser focuses on a number of different attributes including the company’s specific market expertise or dominance, its competitive durability and pricing power, solid fundamentals, strong and ethical management, apparent commitment to shareholder interests and reasonable valuations in the context of projected growth rates. The Adviser’s investment strategy often involves overweighting the Fund’s position in the sectors and industries which it believes hold the most growth potential relative to the weightings such sectors and industries represent in the Fund’s benchmark.

The Adviser may sell a security if the reason for its original purchase changes or when it believes better opportunities are available among similar companies.

Principal Risks of Investing in the Fund

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Foreign Securities Risk: The Fund is subject to the risk that investing in securities of foreign (non-U.S.) companies may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.

Growth Investing Risk: The Fund is subject to the risk that its growth-oriented style of investing may underperform other investment styles or the equity markets as a whole. A principal risk of growth investing is that prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

Investment Focus Risk: Although the Fund is diversified, because the Fund may invest a significant portion of its assets in the sectors and industries which it believes hold the most growth potential, poor performance or adverse economic events affecting one or more of these overweighted sectors or industries could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

Management Risk: Management risk is the risk that a strategy used by the Adviser may fail to produce the intended results.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk: Mid cap risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Small Cap Risk: Small cap companies may be more vulnerable than large cap and mid cap companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.oakfunds.com or by calling 1-888-462-5386.

The bar chart shows changes in the Fund’s performance from calendar year to calendar year.

BEST QUARTER	WORST QUARTER
27.46%	(26.09%)
6/30/2009	12/31/2008

Average Annual Total Returns
This table compares the Fund’s average annual total returns for the periods ended December 31, 2017 to those of the Russell 2000® Growth Total Return Index.
Average Annual Total Returns - RIVER OAK DISCOVERY FUND		1 Year	5 Years	10 Years
RIVER OAK DISCOVERY FUND SHARES		11.30%	12.01%	6.04%
RIVER OAK DISCOVERY FUND SHARES | After Taxes on Distributions	[1]	9.92%	9.96%	5.05%
RIVER OAK DISCOVERY FUND SHARES | After Taxes on Distributions and Sales	[1]	7.53%	9.13%	4.64%
Russell 2000® Growth Total Return Index (reflects no deduction for fees, expenses or taxes)		22.17%	15.21%	9.19%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, Fund Returns After Taxes on Distributions and Sale of Fund Shares may be higher than returns before taxes because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.

The Fund’s inception date is 6/30/05.
RED OAK TECHNOLOGY SELECT FUND
RED OAK TECHNOLOGY SELECT FUND SUMMARY
Investment Goal
The Fund seeks long-term capital growth.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	RED OAK TECHNOLOGY SELECT FUND RED OAK TECHNOLOGY SELECT FUND SHARES
Management Fees	0.74%
Other Expenses	0.22%	[1]
Total Annual Fund Operating Expenses	0.96%	[1]
Less Fee Waivers and Expense Reimbursements	none	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.96%
[1]	Other expenses have been restated to reflect the effect of a reduction to the Fund's administration expenses. Actual Other Expenses for the Fund's most recent fiscal year ended October 31, 2017 were 0.23%.
[2]	Oak Associates, ltd. (the "Adviser") has contractually agreed for a period of one year from the date of this Prospectus to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any, to an annual rate of not more than 1.35% of average daily net assets. This contractual fee waiver may only be terminated subject to approval by the Board of Trustees of the Trust.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
RED OAK TECHNOLOGY SELECT FUND | RED OAK TECHNOLOGY SELECT FUND SHARES | USD ($)	98	306	531	1,178

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategy of the Fund

The Fund invests primarily in common stocks of companies which produce, design, or market technology products or services; rely extensively on technology in their product development or operations; or which the Adviser expects to benefit from technological advances and improvements. The Fund has adopted a policy to concentrate its investments (invest at least 25% of its assets) in technology companies which develop, produce or distribute products or services related to computers, semi-conductors and electronics, but will regularly invest in these and other technology companies well in excess of this amount, as further described below. The Fund invests primarily in common stocks of U.S. companies, but may, to a lesser extent, invest in common stocks of foreign companies and American Depositary Receipts (“ADRs”) that meet the investment criteria of the Fund.

The Adviser identifies what it believes to be the most attractive areas within technology and then narrows its search to individual stocks. The Adviser generally does not base stock selections on a company’s size, but rather on the Adviser’s assessment of its fundamental outlook. As a result, the Fund may own stocks of smaller capitalization companies.

The Adviser invests with a long-term focus and seeks to keep the Fund’s portfolio turnover to a minimum relative to its peers. The Adviser may sell a security if the reason for its original purchase changes or when it believes better opportunities are available among technology companies.

The Fund has adopted a policy that it will invest at least 80% of its net assets, under normal circumstances, in equity securities of companies operating in the technology sector, as determined by the Adviser. This policy may be changed by the Fund upon 60 days’ notice to shareholders.

Principal Risks of Investing in the Fund

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Concentration Risk: Because the Fund may invest a significant portion of its assets in securities issued by companies operating directly in the “technology industry,” which generally consists of companies which develop, produce or distribute products or services related to computers, semi-conductors and electronics (“Technology Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry. The prices of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing products to market and rapid obsolescence of products. Some Technology Companies may be regarded as developmental stage companies, without revenues or operating income, or near-term prospects for them.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Foreign Securities Risk: The Fund is subject to the risk that investing in securities of foreign (non-U.S.) companies may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: Management risk is the risk that a strategy used by the Adviser may fail to produce the intended results.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk: Mid cap risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Small Cap Risk: Small cap companies may be more vulnerable than large cap and mid cap companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.oakfunds.com or by calling 1-888-462-5386.

The bar chart shows changes in the Fund’s performance from calendar year to calendar year.

BEST QUARTER	WORST QUARTER
24.84%	(28.55%)
6/30/2009	12/31/2008

Average Annual Total Returns
This table compares the Fund’s average annual total returns for the periods ended December 31, 2017 to those of the S&P 500® Equal Weight Information Technology Index.
Average Annual Total Returns - RED OAK TECHNOLOGY SELECT FUND		1 Year	5 Years	10 Years
RED OAK TECHNOLOGY SELECT FUND SHARES		31.09%	22.15%	13.46%
RED OAK TECHNOLOGY SELECT FUND SHARES | After Taxes on Distributions	[1]	29.07%	21.36%	13.09%
RED OAK TECHNOLOGY SELECT FUND SHARES | After Taxes on Distributions and Sales	[1]	19.26%	18.10%	11.29%
S&P 500® Equal Weight Information Technology Index (reflects no deductions for fees, expenses or taxes)		33.64%	22.73%	12.52%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund’s inception date is 12/31/98.
BLACK OAK EMERGING TECHNOLOGY FUND
BLACK OAK EMERGING TECHNOLOGY FUND SUMMARY
Investment Goal
The Fund seeks long-term capital growth.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BLACK OAK EMERGING TECHNOLOGY FUND BLACK OAK EMERGING TECHNOLOGY FUND SHARES
Management Fees	0.74%
Other Expenses	0.42%	[1]
Total Annual Fund Operating Expenses	1.16%	[1]
Less Fee Waivers and Expense Reimbursements	none	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.16%
[1]	Other expenses have been restated to reflect the effect of a reduction to the Fund's administration expenses. Actual Other Expenses for the Fund's most recent fiscal year ended October 31, 2017 were 0.43%.
[2]	Oak Associates, ltd. (the "Adviser") has contractually agreed for a period of one year from the date of this Prospectus to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any, to an annual rate of not more than 1.35% of average daily net assets. This contractual fee waiver may only be terminated subject to approval by the Board of Trustees of the Trust.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
BLACK OAK EMERGING TECHNOLOGY FUND | BLACK OAK EMERGING TECHNOLOGY FUND SHARES | USD ($)	118	368	638	1,409

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategy of the Fund

The Fund invests primarily in common stocks of companies that the Adviser considers to be well-positioned to become market leaders among “emerging” technology companies. Emerging technology companies are those that the Adviser believes have the potential to develop, or are expected to benefit from, new technology or significant improvements or enhancements to existing technology. Current examples of emerging technology companies include those developing, producing or distributing products or services related to computer networking, fiber optics and photonics, data storage, bandwidth enhancement, wireless and other communications technology, and high-speed voice, video and data transfer combinations. The types of companies the Adviser considers to be emerging technology companies can be expected to change over time as developments in technology occur.

The Adviser’s investment process begins with a top-down analysis of economic conditions, sectors and industries that it considers to have the best potential for emerging technology to drive long-term growth. It then focuses in on the present or potential key performers in those areas based on a highly subjective analysis of individual companies’ fundamental values such as earnings growth potential and the quality of corporate management. The Adviser generally does not base stock selections on a company’s size, but rather on its assessment of a company’s fundamental prospects for growth. Nonetheless, the Fund tends to own stocks of small to medium capitalization companies and may own stocks of newer, less-established companies of any size. The Fund invests primarily in common stocks of U.S. companies, but may, to a lesser extent, invest in common stocks of foreign companies and American Depositary Receipts (“ADRs”).

The Adviser may sell a security if the reason for its original purchase changes or when it believes better opportunities are available among emerging technology companies.

The Fund has adopted a policy that it will invest at least 80% of its net assets, under normal circumstances, in equity securities of emerging technology companies, as determined by the Adviser. This policy may be changed by the Fund upon 60 days’ notice to shareholders.

Principal Risks of Investing in the Fund

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Foreign Securities Risk: The Fund is subject to the risk that investing in securities of foreign (non-U.S.) companies may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.

Growth Investing Risk: The Fund is subject to the risk that its growth-oriented style of investing may underperform other investment styles or the equity markets as a whole. A principal risk of growth investing is that prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

Investment Focus Risk: Because the Fund may invest a significant portion of its assets in securities issued by companies conducting business in emerging technology industries, the Fund is subject to the risk that legislative or regulatory changes, adverse market conditions and/or increased competition will negatively affect those industries. The prices of emerging technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing products to market and rapid obsolescence of products. Some of the companies involved in emerging technology industries may be regarded as developmental stage companies, without revenues or operating income, or near-term prospects for them.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: Management risk is the risk that a strategy used by the Adviser may fail to produce the intended results.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk: Mid cap risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Small Cap Risk: Small cap companies may be more vulnerable than large cap and mid cap companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.oakfunds.com or by calling 1-888-462-5386.

The bar chart shows changes in the Fund’s performance from calendar year to calendar year.

BEST QUARTER	WORST QUARTER
28.10%	(24.49%)
6/30/2009	12/31/2008

Average Annual Total Returns
This table compares the Fund’s average annual total returns for the periods ended December 31, 2017 to those of the S&P 500® Equal Weight Information Technology Index.
Average Annual Total Returns - BLACK OAK EMERGING TECHNOLOGY FUND		1 Year	5 Years	10 Years
BLACK OAK EMERGING TECHNOLOGY FUND SHARES		19.02%	15.95%	7.60%
BLACK OAK EMERGING TECHNOLOGY FUND SHARES | After Taxes on Distributions	[1]	16.99%	15.17%	7.24%
BLACK OAK EMERGING TECHNOLOGY FUND SHARES | After Taxes on Distributions and Sales	[1]	12.44%	12.83%	6.16%
S&P 500® Equal Weight Information Technology Index (reflects no deduction for fees, expenses, or taxes)		33.64%	22.73%	12.52%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, Fund Returns After Taxes on Distributions and Sale of Fund Shares may be higher than returns before taxes because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.

The Fund’s inception date is 12/29/00.
LIVE OAK HEALTH SCIENCES FUND
LIVE OAK HEALTH SCIENCES FUND SUMMARY
Investment Goal
The Fund seeks long-term capital growth.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LIVE OAK HEALTH SCIENCES FUND LIVE OAK HEALTH SCIENCES FUND SHARES
Management Fees	0.74%
Other Expenses	0.27%	[1]
Total Annual Fund Operating Expenses	1.01%	[1]
Less Fee Waivers and Expense Reimbursements	none	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.01%
[1]	Other expenses have been restated to reflect the effect of a reduction to the Fund's administration expenses. Actual Other Expenses for the Fund's most recent fiscal year ended October 31, 2017 were 0.28%.
[2]	Oak Associates, ltd. (the "Adviser") has contractually agreed for a period of one year from the date of this Prospectus to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any, to an annual rate of not more than 1.35% of average daily net assets. This contractual fee waiver may only be terminated subject to approval by the Board of Trustees of the Trust.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
LIVE OAK HEALTH SCIENCES FUND | LIVE OAK HEALTH SCIENCES FUND SHARES | USD ($)	103	322	558	1,236

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategy of the Fund

The Fund invests primarily in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences. These “health science” companies include pharmaceutical firms, designers and manufacturers of medical equipment and supplies, operators of hospitals, other health-care services, and biotechnological researchers and developers. The Fund has adopted a policy to concentrate its investments (invest at least 25% of its assets) in companies doing business in the health science industry, but will regularly invest in health science companies well in excess of this amount. The Fund invests primarily in common stocks of U.S. companies, but may, to a lesser extent, invest in common stocks of foreign companies and American Depositary Receipts (“ADRs”) that meet the investment criteria of the Fund, as further described below.

The Adviser identifies what it believes to be the most attractive areas within health science and then narrows its search to individual stocks, paying particular attention to companies who are well-positioned to take advantage of technological advances, innovative changes and demographic trends affecting the health science industry. The Adviser’s stock selection process is based on a quantitative and qualitative analysis of individual companies’ fundamentals such as valuation, earnings growth potential, competitive advantages and the quality of corporate management. The Fund generally invests in large and medium capitalization companies, but can invest in companies of any size.

The Adviser invests with a long-term focus and seeks to keep the Fund’s portfolio turnover to a minimum relative to its peers. The Adviser may sell a security if the reason for its original purchase changes or when it believes better opportunities are available.

The Fund has adopted a policy that it will invest at least 80% of its net assets, under normal circumstances, in equity securities of health science companies, as determined by the Adviser. This policy may be changed by the Fund upon 60 days' notice to shareholders.

Principal Risks of Investing in the Fund

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Concentration Risk: Because the Fund may invest a significant portion of its assets in securities issued by health science companies, the Fund is subject to legislative or regulatory changes, including governmental approval of certain products or services and changes in government policies towards parts of the health science industry, adverse market conditions and/or increased competition affecting this industry, and the risk of product liability and/or malpractice lawsuits. The prices of health science companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing products to market, and rapid technological change and obsolescence of products. Some health science companies may be regarded as developmental stage companies, without revenues or operating income, or near-term prospects for them.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Foreign Securities Risk: The Fund is subject to the risk that investing in securities of foreign (non-U.S.) companies may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: Management risk is the risk that a strategy used by the Adviser may fail to produce the intended results.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk: Mid cap risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Small Cap Risk: Small cap companies may be more vulnerable than large cap and mid cap companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.oakfunds.com or by calling 1-888-462-5386.

The bar chart shows changes in the Fund’s performance from calendar year to calendar year.

BEST QUARTER	WORST QUARTER
15.05%	(16.15%)
6/30/2009	12/31/2008

Average Annual Total Returns
This table compares the Fund’s average annual total returns for the periods ended December 31, 2017 to those of the S&P 500® Health Care Index.
Average Annual Total Returns - LIVE OAK HEALTH SCIENCES FUND		1 Year	5 Years	10 Years
LIVE OAK HEALTH SCIENCES FUND SHARES		13.41%	15.22%	11.23%
LIVE OAK HEALTH SCIENCES FUND SHARES | After Taxes on Distributions	[1]	11.77%	13.12%	9.92%
LIVE OAK HEALTH SCIENCES FUND SHARES | After Taxes on Distributions and Sales	[1]	8.93%	12.05%	9.18%
S&P 500® Health Care Index (reflects no deduction for fees, expenses, or taxes)		22.08%	17.62%	11.02%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund’s inception date is 6/29/01.